Pension and Other Employee Benefits - Summary of Plan Assets of Defined Benefit Pension Plans (Detail) - Defined Benefit Plan Assets [Member] - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	₱ 13,914	₱ 12,983
Current Financial Assets	523	1,779
Plan Assets of Defined Benefit Pension Plans	14,683	15,000
Less: Employee’s share, forfeitures and mandatory reserve account	1,356	1,201
Total Plan Assets of Defined Contribution Plans	4,137	3,651
Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	5,456	4,464
Smart and Subsidiaries [Member] | Current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	5,493	4,852
Smart and Subsidiaries [Member] | Current Financial Assets [Member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	37	388
Smart and Subsidiaries [Member] | Current Financial Assets [Member] | Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	37	388
Parent [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	14,437	14,762
Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	246	238
Unquoted Equity Investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	11,332	10,728
Shares of Stocks [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	2,316	1,903
Corporate Bonds [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	242	255
Government Securities [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	7	76
Mutual Funds [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	17	21
Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	518	1,771
Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	5	8
Domestic Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	2,833	2,416
Domestic Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	997	832
International Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	844	902
International Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	224	74
Philippine Foreign Currency Bonds Investment [Member] | Smart and Subsidiaries [Member] | Non-current Financial Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	₱ 558	₱ 240